Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 275,680	¥ 289,145	¥ 781,423	¥ 866,201
Segment revenues /Total revenues		580,956	582,340	1,665,694	1,717,785
Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		83,184	75,435	236,495	214,858
Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		14,704	20,198	54,046	65,269
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		47,015	49,538	123,942	139,280
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		19,217	20,677	54,014	58,956
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,683	16,355	18,570	58,170
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,705	32,220	99,345	108,347
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,781	26,392	75,735	77,858
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,841	22,657	54,400	65,338
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,550	25,673	64,876	78,125
Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		275,680	289,145	781,423	866,201
Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	305,276	293,195	884,271	851,584
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		221,843	234,100	636,714	707,423
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,438	27,374	62,107	76,367
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		31,399	27,671	82,602	82,411
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		582,185	583,252	1,669,454	1,717,695
Operating Segment | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		82,962	75,295	235,967	213,642
Operating Segment | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		14,704	20,198	54,046	65,269
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		47,032	49,577	124,011	139,361
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		19,217	20,668	54,016	58,934
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,542	16,008	18,186	56,898
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		30,068	32,407	100,433	108,895
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,030	26,813	77,240	79,744
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,866	22,657	54,544	65,338
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,486	26,576	64,037	79,314
Operating Segment | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		275,907	290,199	782,480	867,395
Operating Segment | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	306,278	293,053	886,974	850,300
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		110,082	109,655	318,673	321,201
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,761	3,033	7,422	9,057
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		81	77	249	237
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,093	16,270	45,233	45,782
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		664	610	2,404	2,298
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		12,888	11,862	36,316	33,395
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		32,487	31,852	91,624	90,769
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	77,595	77,803	227,049	230,432
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		86,645	103,431	253,921	332,859
Operating Segment | Real Estate | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		406	346	1,796	3,257
Operating Segment | Real Estate | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		14,636	19,948	53,539	64,518
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,975	2,060	4,942	5,962
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,542	15,901	18,186	56,535
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,030	26,813	77,240	79,744
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,866	22,657	54,544	65,338
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		398	972	1,212	3,060
Operating Segment | Real Estate | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		75,853	88,697	211,459	278,414
Operating Segment | Real Estate | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	10,792	14,734	42,462	54,445
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		86,077	80,047	243,903	223,891
Operating Segment | PE Investment And Concession | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		77,910	70,354	222,327	194,055
Operating Segment | PE Investment And Concession | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment And Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		8	9	25	28
Operating Segment | PE Investment And Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment And Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment And Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment And Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment And Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment And Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,029	8,254	15,563	27,188
Operating Segment | PE Investment And Concession | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		83,947	78,617	237,915	221,271
Operating Segment | PE Investment And Concession | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	2,130	1,430	5,988	2,620
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		32,030	34,585	103,448	112,912
Operating Segment | Environment and energy services | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,181	998	2,459	3,417
Operating Segment | Environment and energy services | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and energy services | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and energy services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		50	48	169	172
Operating Segment | Environment and energy services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and energy services | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,224	31,591	97,240	105,810
Operating Segment | Environment and energy services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and energy services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and energy services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		657	878	1,319	1,539
Operating Segment | Environment and energy services | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		31,112	33,515	101,187	110,938
Operating Segment | Environment and energy services | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	918	1,070	2,261	1,974
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		123,454	109,096	359,208	293,296
Operating Segment | Insurance | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		411	260	1,191	784
Operating Segment | Insurance | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		411	260	1,191	784
Operating Segment | Insurance | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	123,043	108,836	358,017	292,512
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		21,410	21,042	63,071	62,830
Operating Segment | Banking and Credit | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		51	42	146	122
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,317	827	3,350	2,268
Operating Segment | Banking and Credit | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,368	869	3,496	2,390
Operating Segment | Banking and Credit | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	20,042	20,173	59,575	60,440
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		7,693	16,958	22,569	46,392
Operating Segment | Aircraft and Ships | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	2,680
Operating Segment | Aircraft and Ships | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5	5	18	15
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		739	2,322	2,231	6,368
Operating Segment | Aircraft and Ships | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		744	2,327	2,249	9,063
Operating Segment | Aircraft and Ships | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	6,949	14,631	20,320	37,329
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		37,225	34,132	95,084	100,054
Operating Segment | ORIX USA | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		702	261	1,904	739
Operating Segment | ORIX USA | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		68	250	507	751
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,386	8,573	11,203	19,106
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		180	206	789	787
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		902	901	2,341	3,492
Operating Segment | ORIX USA | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,238	10,191	16,744	24,875
Operating Segment | ORIX USA | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	30,987	23,941	78,340	75,179
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		43,713	40,721	116,759	117,923
Operating Segment | ORIX Europe | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		40,526	38,810	107,428	113,887
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		15	22	67	328
Operating Segment | ORIX Europe | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		40,541	38,832	107,495	114,215
Operating Segment | ORIX Europe | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	3,172	1,889	9,264	3,708
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		33,856	33,585	92,818	106,337
Operating Segment | Asia and Australia | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2	303	59	437
Operating Segment | Asia and Australia | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	1	0	4
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,074	4,350	8,614	12,980
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	107	0	363
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		130	278	447	892
Operating Segment | Asia and Australia | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,206	5,039	9,120	14,676
Operating Segment | Asia and Australia | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	30,650	28,546	83,698	91,661
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		221,807	234,356	637,070	706,086
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		32,108	31,661	90,823	90,204
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		75,853	88,697	211,459	278,414
Operating Segment | Japan | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		83,947	78,617	237,915	221,271
Operating Segment | Japan | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,854	33,272	91,564	109,877
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		411	260	1,191	784
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,368	869	3,496	2,390
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		266	979	621	3,126
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	1	1	20
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,438	27,374	62,107	76,367
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,238	10,191	16,744	24,875
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,200	17,183	45,363	51,492
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		31,662	28,469	83,303	84,942
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		379	191	801	565
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,258	243	9,623	1,061
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		478	1,348	1,628	5,937
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,341	21,649	62,132	62,723
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,206	5,038	9,119	14,656
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		(1,229)	(912)	(3,760)	90
Corporate And Intersegment Eliminations [Member] | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		222	140	528	1,216
Corporate And Intersegment Eliminations [Member] | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(17)	(39)	(69)	(81)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	9	(2)	22
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		141	347	384	1,272
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(363)	(187)	(1,088)	(548)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(249)	(421)	(1,505)	(1,886)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(25)	0	(144)	0
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		64	(903)	839	(1,189)
Corporate And Intersegment Eliminations [Member] | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(227)	(1,054)	(1,057)	(1,194)
Corporate And Intersegment Eliminations [Member] | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	(1,002)	142	(2,703)	1,284
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		36	(256)	(356)	1,337
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (263)	¥ (798)	¥ (701)	¥ (2,531)

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.